UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Emerging Markets Debt Opportunities Fund
Semiannual Report
January 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2024
Eaton Vance
Emerging Markets Debt Opportunities Fund

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Performance

Portfolio Manager(s) Akbar A. Causer and Brian Shaw, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/03/2015	02/04/2013	4.22%	9.34%	5.35%	4.56%
Class A with 3.25% Maximum Sales Charge	—	—	0.89	5.83	4.66	4.22
Class I at NAV	09/03/2015	02/04/2013	4.35	9.61	5.60	4.81
Class R6 at NAV	02/04/2013	02/04/2013	4.38	9.68	5.67	4.83

J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index	—	—	2.16%	6.52%	0.76%	2.00%
% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
	1.11%	0.86%	0.78%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Fund Profile

Asset Allocation (% of net assets)[1]
Foreign Currency Exposures (% of net assets)[2]
India	8.1%
Hungary	5.5
Uzbekistan	5.2
Mexico	5.0
Serbia	4.5
Singapore	4.2
South Korea	4.0
Dominican Republic	3.5
Uruguay	3.4
Indonesia	2.4
Turkey	2.4
Armenia	1.9
Other	1.9 [4]
Euro	-8.4
Total Long	52.1%
Total Short	-8.5%
Total Net	43.6%

Footnotes:
[1]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.
2  Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage  created by derivatives.
3  Net of securities sold short.
4  Includes amounts each less than 1.0% or –1.0%, as applicable.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Endnotes and Additional Disclosures

[1]	J.P. Morgan EMB (JEMB) Hard Currency/Local Currency 50-50 Index is a blended index comprised of 25% J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified, 25% J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified, and 50% J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged). J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified is an unmanaged index of USD-denominated emerging market corporate bonds. J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2022, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at net asset value (NAV) do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class A and Class I is linked to Class R6. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,042.20	$5.49	1.07%
Class I	$1,000.00	$1,043.50	$4.21	0.82%
Class R6	$1,000.00	$1,043.80	$3.75	0.73%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.76	$5.43	1.07%
Class I	$1,000.00	$1,021.01	$4.17	0.82%
Class R6	$1,000.00	$1,021.47	$3.71	0.73%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited)

Convertible Bonds — 1.0%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.2%
Liberty Latin America Ltd., 2.00%, 7/15/24	USD	3,800	$ 3,704,999
			$ 3,704,999
China — 0.3%
Meituan, 0.00%, 4/27/27(1)	USD	6,200	$ 5,702,450
Sunac China Holdings Ltd., 1.00%, 9/30/32(1)(2)	USD	1,225	67,385
			$ 5,769,835
India — 0.3%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(1)	USD	4,965	$ 4,970,561
			$ 4,970,561
South Africa — 0.2%
HTA Group Ltd., 2.875%, 3/18/27(1)	USD	3,400	$ 2,937,828
			$ 2,937,828
Total Convertible Bonds (identified cost $17,825,994)			$ 17,383,223

Foreign Corporate Bonds — 31.4%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.0%(3)
IRSA Inversiones y Representaciones SA, 8.75%, 6/22/28(4)	USD	353	$ 350,679
			$ 350,679
Brazil — 4.3%
3R Lux SARL, 9.75%, 2/5/31(4)(5)	USD	6,485	$ 6,473,651
Braskem Netherlands Finance BV, 8.50% to 10/24/25, 1/23/81(1)(6)	USD	7,530	7,206,841
Coruripe Netherlands BV, 10.00%, 2/10/27(1)	USD	10,856	8,749,524
FORESEA Holding SA, 7.50%, 6/15/30(1)	USD	8,450	7,802,814
Guara Norte SARL, 5.198%, 6/15/34(1)	USD	9,438	8,612,303
Hidrovias International Finance SARL, 4.95%, 2/8/31(1)	USD	10,302	8,459,274
MC Brazil Downstream Trading SARL:
7.25%, 6/30/31(1)	USD	3,195	2,458,170
7.25%, 6/30/31(4)	USD	6,798	5,230,728
MV24 Capital BV, 6.748%, 6/1/34(1)	USD	6,210	5,835,517
Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Samarco Mineracao SA, 9.50%, 6/30/31(1)(2)	USD	14,087	$ 11,749,735
Vale SA, Series A6, 1.641%(7)(8)	BRL	55,335	3,964,917
			$ 76,543,474
Bulgaria — 0.3%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(1)	EUR	6,071	$ 5,748,032
			$ 5,748,032
Burkina Faso — 0.5%
Endeavour Mining PLC, 5.00%, 10/14/26(1)	USD	9,654	$ 8,929,100
			$ 8,929,100
Chile — 0.6%
AES Andes SA:
6.35% to 1/7/25, 10/7/79(1)(6)	USD	2,755	$ 2,615,969
7.125% to 4/7/24, 3/26/79(1)(6)	USD	8,195	7,876,911
			$ 10,492,880
China — 0.9%
China Oil & Gas Group Ltd., 4.70%, 6/30/26(1)	USD	12,141	$ 11,310,124
KWG Group Holdings Ltd., 7.875%, 8/30/24(9)	USD	5,749	505,900
Longfor Group Holdings Ltd., 3.85%, 1/13/32(1)	USD	4,953	1,993,509
Shimao Group Holdings Ltd., 5.60%, 7/15/26(1)(9)	USD	15,682	794,293
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(1)(2)	USD	991	134,299
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(1)(2)	USD	991	122,564
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(1)(2)	USD	1,982	203,183
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(1)(2)	USD	2,973	275,041
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(1)(2)	USD	2,973	245,307
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(1)(2)	USD	1,397	105,453
Times China Holdings Ltd.:
5.55%, 6/4/24(1)(9)	USD	17,720	629,060
6.75%, 7/16/23(1)(9)	USD	3,803	142,613
			$ 16,461,346
Colombia — 2.0%
ABRA Global Finance, 11.50%, (6.00% cash and 5.50% PIK), 3/2/28(2)(4)	USD	3,708	$ 2,789,684
Aris Mining Corp., 6.875%, 8/9/26(1)	USD	9,585	8,389,580
Avianca Midco 2 PLC, 9.00%, 12/1/28(1)	USD	6,370	5,725,093
Bancolombia SA, 6.909%, 10/18/27	USD	2,952	2,910,386
Canacol Energy Ltd., 5.75%, 11/24/28(1)	USD	12,705	8,754,679
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	USD	8,581	7,236,744
			$ 35,806,166

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Costa Rica — 0.3%
Liberty Costa Rica Senior Secured Finance:
10.875%, 1/15/31(1)	USD	1,433	$ 1,466,377
10.875%, 1/15/31(4)	USD	4,000	4,093,168
			$ 5,559,545
Cyprus — 0.2%
Bank of Cyprus PLC:
7.375% to 7/25/27, 7/25/28(1)(6)	EUR	2,283	$ 2,572,237
11.875% to 12/21/28(1)(6)(7)	EUR	359	420,763
			$ 2,993,000
Georgia — 0.4%
TBC Bank JSC, 8.894% to 11/6/26(1)(6)(7)	USD	7,668	$ 7,150,410
			$ 7,150,410
Ghana — 0.8%
Kosmos Energy Ltd.:
7.50%, 3/1/28(1)	USD	6,973	$ 6,457,417
7.75%, 5/1/27(1)	USD	1,889	1,786,635
Tullow Oil PLC, 10.25%, 5/15/26(1)	USD	6,671	6,148,527
			$ 14,392,579
Greece — 1.8%
Alpha Bank SA, 6.875% to 6/27/28, 6/27/29(1)(6)	EUR	2,670	$ 3,088,679
Alpha Services & Holdings SA, 5.50% to 3/11/26, 6/11/31(1)(6)	EUR	5,547	5,875,614
National Bank of Greece SA, 8.00% to 10/3/28, 1/3/34(1)(6)	EUR	6,482	7,604,035
Piraeus Financial Holdings SA:
5.50% to 2/19/25, 2/19/30(1)(6)	EUR	2,820	3,008,764
7.25% to 1/17/29, 4/17/34(1)(6)	EUR	6,153	6,786,695
8.75% to 6/16/26(1)(6)(7)	EUR	4,770	5,137,191
			$ 31,500,978
Honduras — 0.1%
Inversiones Atlantida SA, 7.50%, 5/19/26(1)	USD	1,119	$ 1,082,840
			$ 1,082,840
Hong Kong — 0.7%
Yuexiu REIT MTN Co. Ltd., 2.65%, 2/2/26(1)	USD	13,542	$ 11,965,185
			$ 11,965,185
Hungary — 1.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(1)(6)	EUR	6,343	$ 7,247,652
Security	Principal Amount (000's omitted)		Value
Hungary (continued)
OTP Bank Nyrt, 8.75% to 2/15/28, 5/15/33(1)(6)	USD	11,774	$ 12,191,977
			$ 19,439,629
India — 1.0%
Vedanta Resources Finance II PLC:
13.875%, 1/21/27(1)	USD	9,300	$ 8,778,037
13.875%, 12/9/28(1)	USD	10,660	9,259,969
			$ 18,038,006
Indonesia — 1.1%
LLPL Capital Pte. Ltd., 6.875%, 2/4/39(1)	USD	8,392	$ 8,058,754
Minejesa Capital BV:
4.625%, 8/10/30(1)	USD	11,444	10,900,410
5.625%, 8/10/37(1)	USD	1,420	1,232,907
			$ 20,192,071
Kazakhstan — 0.4%
Tengizchevroil Finance Co. International Ltd.:
3.25%, 8/15/30(1)	USD	7,928	$ 6,563,417
4.00%, 8/15/26(1)	USD	607	574,373
			$ 7,137,790
Mauritius — 0.3%
Azure Power Energy Ltd., 3.575%, 8/19/26(1)	USD	6,163	$ 5,674,227
			$ 5,674,227
Mexico — 4.4%
Alpha Holding SA de CV:
9.00%, 2/10/25(1)(9)	USD	8,785	$ 131,780
10.00%, 12/19/22(1)(9)	USD	5,495	82,418
Banco Mercantil del Norte SA:
5.875% to 1/24/27(1)(6)(7)	USD	1,351	1,262,672
7.625% to 1/10/28(1)(6)(7)	USD	1,663	1,624,543
8.375% to 10/14/30(1)(6)(7)	USD	1,793	1,772,269
BBVA Bancomer SA:
5.125% to 1/17/28, 1/18/33(1)(6)	USD	9,044	8,273,535
8.125% to 1/8/34, 1/8/39(4)(6)	USD	4,556	4,638,008
8.45% to 6/29/33, 6/29/38(4)(6)	USD	3,754	3,920,899
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	USD	8,957	5,847,949
Cemex SAB de CV:
5.125% to 6/8/26(1)(6)(7)	USD	7,429	7,080,645
9.125% to 3/14/28(4)(6)(7)	USD	2,757	2,938,882
Grupo Aeromexico SAB de CV, 8.50%, 3/17/27(1)	USD	5,747	5,512,138

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(2)(4)	USD	7,480	$ 6,470,200
Petroleos Mexicanos:
6.84%, 1/23/30	USD	9,748	8,376,154
6.875%, 8/4/26	USD	13,733	13,403,098
7.19%, 9/12/24(4)	MXN	1,420	79,318
Total Play Telecomunicaciones SA de CV:
6.375%, 9/20/28(1)	USD	7,037	3,076,049
7.50%, 11/12/25(1)	USD	6,909	4,055,205
			$ 78,545,762
Moldova — 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/26(1)	USD	8,657	$ 6,224,677
			$ 6,224,677
Nigeria — 0.6%
Access Bank PLC, 6.125%, 9/21/26(1)	USD	6,321	$ 5,830,510
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	USD	2,120	1,959,363
SEPLAT Energy PLC, 7.75%, 4/1/26(1)	USD	3,492	3,258,619
			$ 11,048,492
Panama — 1.3%
AES Panama Generation Holdings SRL, 4.375%, 5/31/30(1)	USD	14,923	$ 12,762,240
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	USD	6,305	5,980,828
Multibank, Inc., 7.75%, 2/3/28(4)	USD	3,919	3,994,931
			$ 22,737,999
Paraguay — 1.0%
Frigorifico Concepcion SA:
7.70%, 7/21/28(1)	USD	3,421	$ 3,021,684
7.70%, 7/21/28(4)	USD	7,960	7,030,869
Itau BBA International PLC, 9.03%, 2/19/30	PYG	55,450,500	8,103,524
			$ 18,156,077
Peru — 1.8%
Auna SAA, 10.00%, 12/15/29(4)	USD	12,267	$ 12,362,189
Hunt Oil Co. of Peru LLC, 8.55%, 9/18/33(4)	USD	3,385	3,607,351
Peru LNG Srl, 5.375%, 3/22/30(1)	USD	14,121	11,636,153
Telefonica del Peru SAA, 7.375%, 4/10/27(1)	PEN	26,000	5,244,547
			$ 32,850,240
Security	Principal Amount (000's omitted)		Value
Romania — 0.5%
Banca Transilvania SA:
7.25% to 12/7/27, 12/7/28(1)(6)	EUR	5,985	$ 6,690,748
8.875% to 4/27/26, 4/27/27(1)(6)	EUR	1,345	1,536,278
			$ 8,227,026
Russia — 0.1%
Hacienda Investments Ltd. Via DME Airport DAC, 5.35%, 2/8/28(1)(9)	USD	1,672	$ 978,120
Tinkoff Bank JSC Via TCS Finance Ltd., 6.00% to 12/20/26(1)(6)(7)(10)	USD	4,509	0
			$ 978,120
Saint Lucia — 0.4%
Digicel International Finance Ltd./Digicel International Holdings Ltd., 9.00%, 5/25/27	USD	7,680	$ 7,158,805
			$ 7,158,805
Singapore — 0.8%
Indika Energy Capital IV Pte. Ltd., 8.25%, 10/22/25(1)	USD	7,132	$ 7,152,098
Puma International Financing SA, 5.00%, 1/24/26(1)	USD	7,660	7,274,434
			$ 14,426,532
Slovenia — 0.0%(3)
Nova Ljubljanska Banka DD, 6.875% to 1/24/29, 1/24/34(1)(6)	EUR	600	$ 664,592
			$ 664,592
South Africa — 0.6%
Sasol Financing USA LLC:
5.50%, 3/18/31	USD	3,880	$ 3,261,174
6.50%, 9/27/28	USD	1,859	1,761,201
8.75%, 5/3/29(4)	USD	2,510	2,556,776
8.75%, 5/3/29(1)	USD	2,842	2,894,963
			$ 10,474,114
Spain — 0.1%
International Airport Finance SA, 12.00%, 3/15/33(1)	USD	1,235	$ 1,258,474
			$ 1,258,474
Turkey — 1.3%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(1)	USD	7,930	$ 7,287,510

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Turkey (continued)
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(1)	USD	5,838	$ 5,746,121
WE Soda Investments Holding PLC, 9.50%, 10/6/28(1)	USD	9,325	9,549,434
			$ 22,583,065
United Arab Emirates — 0.3%
Shelf Drilling Holdings Ltd.:
9.625%, 4/15/29(1)	USD	1,560	$ 1,514,604
9.625%, 4/15/29(4)	USD	3,317	3,220,475
			$ 4,735,079
Uzbekistan — 0.5%
International Finance Corp., 16.00%, 2/21/25	UZS	19,000,000	$ 1,538,567
Ipoteka-Bank ATIB:
5.50%, 11/19/25(1)	USD	576	544,792
16.00%, 4/16/24(1)	UZS	84,080,000	6,748,983
			$ 8,832,342
Vietnam — 0.6%
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(1)	USD	11,215	$ 10,535,361
			$ 10,535,361
Total Foreign Corporate Bonds (identified cost $586,987,658)			$558,894,694

Loan Participation Notes — 1.8%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.8%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(10)(11)	UZS	172,033,910	$ 14,596,158
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(1)(10)(11)	UZS	197,697,150	16,769,758
Total Loan Participation Notes (identified cost $31,562,059)			$ 31,365,916

Senior Floating-Rate Loans — 0.1%(12)
Borrower/Description	Principal Amount (000's omitted)	Value
Luxembourg — 0.1%
Zacapa SARL, Term Loan, 9.348%, (SOFR + 4.00%), 3/22/29	$2,358	$ 2,351,122
Total Senior Floating-Rate Loans (identified cost $2,348,799)		$ 2,351,122

Sovereign Government Bonds — 54.6%
Security	Principal Amount (000's omitted)		Value
Albania — 2.2%
Albania Government International Bonds:
3.50%, 6/16/27(1)	EUR	154	$ 161,719
3.50%, 11/23/31(1)	EUR	6,051	5,787,806
5.90%, 6/9/28(1)	EUR	29,398	32,625,684
			$ 38,575,209
Armenia — 2.0%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	231,610	$ 558,751
9.25%, 4/29/28	AMD	4,095,990	9,740,897
9.60%, 10/29/33	AMD	9,044,760	21,322,779
9.75%, 10/29/50	AMD	769,667	1,787,488
9.75%, 10/29/52	AMD	826,730	1,913,125
			$ 35,323,040
Barbados — 0.3%
Barbados Government International Bonds:
6.50%, 10/1/29(4)	USD	2,092	$ 1,989,207
6.50%, 10/1/29(1)	USD	3,696	3,515,276
			$ 5,504,483
Benin — 1.8%
Benin Government International Bonds:
4.875%, 1/19/32(1)	EUR	8,964	$ 7,900,944
4.95%, 1/22/35(1)	EUR	6,108	5,199,674
6.875%, 1/19/52(1)	EUR	22,170	18,900,155
			$ 32,000,773

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Bosnia and Herzegovina — 0.0%(3)
Republic of Srpska Treasury Bonds:
1.50%, 6/9/25	BAM	20	$ 10,703
1.50%, 9/25/26	BAM	126	69,593
			$ 80,296
China — 1.7%
China Government Bonds:
2.67%, 11/25/33	CNY	113,800	$ 16,188,323
3.00%, 10/15/53	CNY	98,400	14,754,945
			$ 30,943,268
Dominican Republic — 3.3%
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	17,280	$ 272,551
12.00%, 10/3/25(4)	DOP	634,070	10,970,947
13.00%, 12/5/25(4)	DOP	53,380	943,407
13.00%, 1/30/26(4)	DOP	209,070	3,703,692
Dominican Republic International Bonds:
8.00%, 1/15/27(1)	DOP	50,040	798,811
8.00%, 2/12/27(1)	DOP	255,750	4,076,946
11.25%, 9/15/35(4)	DOP	176,600	3,239,753
11.25%, 9/15/35(1)	DOP	164,200	3,012,273
12.00%, 8/8/25(4)	DOP	209,200	3,615,346
12.75%, 9/23/29(4)	DOP	494,600	9,364,592
13.00%, 6/10/34(1)	DOP	421,100	8,369,133
13.625%, 2/3/33(1)	DOP	63,350	1,308,382
13.625%, 2/3/33(4)	DOP	461,150	9,524,240
			$ 59,200,073
Ecuador — 0.2%
Ecuador Government International Bonds:
2.50% to 7/31/24, 7/31/40(1)(13)	USD	800	$ 222,034
2.50% to 7/31/24, 7/31/40(1)(13)	USD	182	50,577
2.50% to 7/31/24, 7/31/40(1)(13)	USD	2,265	628,421
2.50% to 7/31/24, 7/31/40(1)(13)	USD	1,538	426,871
2.50% to 7/31/24, 7/31/40(1)(13)	USD	410	113,799
2.50% to 7/31/24, 7/31/40(1)(13)	USD	3,451	957,678
2.50% to 7/31/24, 7/31/40(1)(13)	USD	1,640	455,194
			$ 2,854,574
El Salvador — 1.2%
El Salvador Government International Bonds:
5.875%, 1/30/25(1)	USD	8,342	$ 7,945,755
6.375%, 1/18/27(1)	USD	3,129	2,804,366
Security	Principal Amount (000's omitted)		Value
El Salvador (continued)
El Salvador Government International Bonds: (continued)
7.625%, 2/1/41(1)	USD	4,766	$ 3,619,182
7.65%, 6/15/35(1)	USD	324	255,069
8.25%, 4/10/32(1)	USD	9,003	7,751,583
			$ 22,375,955
Ethiopia — 1.0%
Ethiopia International Bonds, 6.625%, 12/11/24(1)(9)	USD	24,923	$ 17,108,269
			$ 17,108,269
Ghana — 1.2%
Ghana Government International Bonds:
6.375%, 2/11/27(1)(9)	USD	3,905	$ 1,774,287
7.625%, 5/16/29(1)(9)	USD	2,527	1,128,533
7.75%, 4/7/29(1)(9)	USD	6,711	3,001,495
7.875%, 3/26/27(1)(9)	USD	845	384,976
7.875%, 2/11/35(1)(9)	USD	5,254	2,348,811
8.125%, 3/26/32(1)(9)	USD	6,540	2,910,823
8.625%, 4/7/34(1)(9)	USD	5,995	2,679,016
8.627%, 6/16/49(1)(9)	USD	3,766	1,649,866
8.75%, 3/11/61(1)(9)	USD	7,165	3,182,241
8.875%, 5/7/42(1)(9)	USD	4,509	1,995,007
8.95%, 3/26/51(1)(9)	USD	1,826	811,420
			$ 21,866,475
Hungary — 0.9%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	792,650	$ 1,563,582
4.00%, 4/28/51	HUF	1,129,320	2,199,826
4.75%, 11/24/32	HUF	5,084,870	13,195,961
			$ 16,959,369
India — 4.5%
India Government Bonds:
7.10%, 4/18/29	INR	3,836,700	$ 46,217,709
7.26%, 2/6/33	INR	2,830,980	34,352,718
			$ 80,570,427
Indonesia — 3.6%
Indonesia Treasury Bonds:
7.125%, 6/15/42	IDR	88,273,000	$ 5,714,250
7.125%, 6/15/43	IDR	799,136,000	52,103,363

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Treasury Bonds: (continued)
7.375%, 5/15/48	IDR	86,457,000	$ 5,786,538
			$ 63,604,151
Ivory Coast — 3.0%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(1)	EUR	27,662	$ 23,544,475
6.875%, 10/17/40(1)	EUR	10,637	9,620,507
8.25%, 1/30/37(1)	USD	20,523	20,492,215
			$ 53,657,197
Lebanon — 0.1%
Lebanon Government International Bonds:
5.80%, 4/14/20(1)(9)	USD	825	$ 47,813
6.10%, 10/4/22(1)(9)	USD	14,110	818,874
6.15%, 6/19/20(9)	USD	1,096	63,020
6.375%, 3/9/20(9)	USD	14,067	808,853
6.40%, 5/26/23(9)	USD	880	50,600
6.65%, 11/3/28(1)(9)	USD	5,757	343,762
6.85%, 5/25/29(9)	USD	1,953	115,110
7.00%, 12/3/24(9)	USD	369	21,891
8.20%, 5/17/33(9)	USD	77	4,568
8.25%, 5/17/34(9)	USD	65	3,902
			$ 2,278,393
Nigeria — 2.5%
Nigeria Government International Bonds:
7.375%, 9/28/33(1)	USD	5,627	$ 4,642,438
7.625%, 11/28/47(1)	USD	3,336	2,531,977
7.696%, 2/23/38(1)	USD	17,710	14,015,464
8.25%, 9/28/51(1)	USD	29,243	23,235,611
			$ 44,425,490
North Macedonia — 2.1%
North Macedonia Government International Bonds:
1.625%, 3/10/28(1)	EUR	16,203	$ 15,233,597
3.675%, 6/3/26(1)	EUR	1,992	2,097,657
6.96%, 3/13/27(1)	EUR	17,232	19,573,646
			$ 36,904,900
Panama — 0.4%
Panama Bonos del Tesoro:
3.362%, 6/30/31	USD	763	$ 594,949
6.375%, 7/25/33(1)(4)	USD	919	860,460
Security	Principal Amount (000's omitted)		Value
Panama (continued)
Panama Government International Bonds:
2.252%, 9/29/32	USD	3,232	$ 2,300,791
3.16%, 1/23/30	USD	4,299	3,608,411
			$ 7,364,611
Peru — 7.7%
Peru Government Bonds:
5.35%, 8/12/40	PEN	32,600	$ 7,386,688
5.94%, 2/12/29	PEN	415,230	111,341,631
6.15%, 8/12/32	PEN	47,974	12,418,044
6.35%, 8/12/28	PEN	19,622	5,379,041
			$136,525,404
Serbia — 4.9%
Serbia International Bonds:
1.00%, 9/23/28(1)	EUR	6,694	$ 6,110,337
1.50%, 6/26/29(1)	EUR	7,296	6,638,164
1.65%, 3/3/33(1)	EUR	6,268	5,001,931
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	4,374,120	36,457,723
7.00%, 10/26/31	RSD	3,466,030	34,043,364
			$ 88,251,519
Seychelles — 0.0%(3)
Seychelles International Bonds, 8.00%, 1/1/26(1)	USD	71	$ 71,036
			$ 71,036
Sri Lanka — 2.0%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(1)(9)	USD	7,048	$ 3,712,937
6.20%, 5/11/27(1)(9)	USD	7,329	3,773,404
6.35%, 6/28/24(1)(9)	USD	3,974	2,057,820
6.75%, 4/18/28(1)(9)	USD	3,448	1,781,452
6.825%, 7/18/26(1)(9)	USD	19,321	10,134,665
6.85%, 3/14/24(1)(9)	USD	4,889	2,532,064
6.85%, 11/3/25(1)(9)	USD	20,977	10,992,585
7.55%, 3/28/30(1)(9)	USD	1,053	538,145
			$ 35,523,072
Suriname — 3.0%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)(4)	USD	44,896	$ 38,444,627

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Suriname (continued)
Suriname Government International Bonds: (continued)
9.00%, 12/31/50(4)(14)	USD	21,596	$ 14,577,300
			$ 53,021,927
Tajikistan — 0.0%(3)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(1)	USD	565	$ 508,500
			$ 508,500
Ukraine — 0.2%
Ukraine Government Bonds:
9.79%, 5/26/27	UAH	23,974	$ 389,315
9.99%, 5/22/24	UAH	42,931	874,306
15.84%, 2/26/25	UAH	61,477	1,268,369
19.19%, 9/30/26	UAH	26,729	673,106
			$ 3,205,096
Uruguay — 2.5%
Uruguay Government International Bonds:
3.875%, 7/2/40(15)	UYU	488,742	$ 13,395,742
8.25%, 5/21/31	UYU	104,580	2,529,229
9.75%, 7/20/33	UYU	1,081,523	28,577,264
			$ 44,502,235
Uzbekistan — 0.9%
Republic of Uzbekistan International Bonds:
14.00%, 7/19/24(1)	UZS	21,310,000	$ 1,724,624
16.25%, 10/12/26(1)	UZS	181,050,000	14,648,040
			$ 16,372,664
Venezuela — 0.3%
Venezuela Government International Bonds:
7.00%, 3/31/38(1)(9)	USD	2,946	$ 451,275
7.65%, 4/21/25(1)(9)	USD	5,400	809,649
8.25%, 10/13/24(1)(9)	USD	8,184	1,209,667
9.00%, 5/7/23(1)(9)	USD	2,387	351,629
9.25%, 9/15/27(9)	USD	5,706	1,039,106
9.25%, 5/7/28(1)(9)	USD	6,340	1,073,859
9.375%, 1/13/34(9)	USD	976	174,661
11.75%, 10/21/26(1)(9)	USD	1,252	232,183
11.95%, 8/5/31(1)(9)	USD	1,235	228,460
			$ 5,570,489
Security	Principal Amount (000's omitted)		Value
Zambia — 1.1%
Zambia Government Bonds:
10.00%, 8/21/26	ZMW	11,298	$ 335,007
10.00%, 11/27/26	ZMW	12,490	355,770
11.00%, 1/25/26	ZMW	89,335	2,965,889
11.00%, 6/28/26	ZMW	5,614	177,009
11.00%, 9/20/26	ZMW	25,105	767,871
11.00%, 12/27/26	ZMW	7,560	222,431
12.00%, 6/28/28	ZMW	19,000	505,499
12.00%, 8/30/28	ZMW	1,500	39,348
12.00%, 11/29/28	ZMW	6,000	154,472
13.00%, 1/25/31	ZMW	9,355	226,820
Zambia Government International Bonds:
5.375%, 9/20/22(1)(9)	USD	3,963	2,258,157
8.50%, 4/14/24(1)(9)	USD	12,155	7,746,065
8.97%, 7/30/27(1)(9)	USD	4,912	3,105,219
			$ 18,859,557
Total Sovereign Government Bonds (identified cost $963,539,087)			$974,008,452

Sovereign Loans — 1.6%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.0%(3)
Republic of Ivory Coast, Term Loan, 9.623%, (6 mo. EURIBOR + 5.75%), 1/6/28(16)	EUR	840	$ 972,780
			$ 972,780
Kenya — 0.0%(3)
Government of Kenya, Term Loan, 12.062%, (6 mo. SOFR + 6.45%), 6/29/25(16)	USD	587	$ 579,631
			$ 579,631
Tanzania — 1.6%
Government of the United Republic of Tanzania, Term Loan, 12.174%, (6 mo. USD LIBOR + 6.30%), 4/28/31(16)	USD	27,587	$ 27,749,141
			$ 27,749,141
Total Sovereign Loans (identified cost $29,157,013)			$ 29,301,552

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(10)(17)	11,670,000	$ 0
Alpha Holding SA, Escrow Certificates(10)(17)	18,638,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 5.5%
Affiliated Fund — 2.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(18)	44,668,583	$ 44,668,583
Total Affiliated Fund (identified cost $44,668,583)		$ 44,668,583

Repurchase Agreements — 1.8%
Description	Principal Amount (000's omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 621,000,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $32,312,277(19)	MXN	559,861	$ 32,528,319
Total Repurchase Agreements (identified cost $33,267,642)			$ 32,528,319

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/1/24(20)	$2,680	$ 2,680,000
0.00%, 2/22/24(20)	2,622	2,613,961
0.00%, 2/29/24(20)	2,698	2,686,975
0.00%, 3/7/24(20)	10,000	9,948,804
0.00%, 3/21/24	2,680	2,660,804
Total U.S. Treasury Obligations (identified cost $20,590,814)		$ 20,590,544
Total Short-Term Investments (identified cost $98,527,039)		$ 97,787,446
Value
Total Purchased Options — 0.0%(3) (identified cost $721,745)	$ 636,181
Total Investments — 96.0% (identified cost $1,730,669,394)	$1,711,728,586
Securities Sold Short — (1.7)%
Sovereign Government Bonds — (1.7)%
Security	Principal Amount (000's omitted)		Value
Mexico — (1.7)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(621,000)	$ (31,157,700)
Total Sovereign Government Bonds (proceeds $31,424,529)			$(31,157,700)
Total Securities Sold Short (proceeds $31,424,529)			$(31,157,700)

Other Assets, Less Liabilities — 5.7%	$ 101,840,840
Net Assets — 100.0%	$1,782,411,726
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $864,082,290 or 48.5% of the Fund's net assets.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $166,991,379 or 9.4% of the Fund's net assets.
(5)	When-issued security.
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security whose coupon rate is linked to the issuer’s mining activity revenue. The coupon rate shown represents the rate in effect at January 31, 2024.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(9)	Issuer is in default with respect to interest and/or principal payments.
(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).
(11)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	Step coupon security. Interest rate represents the rate in effect at January 31, 2024.
(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(15)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(16)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(17)	Non-income producing security.
(18)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(19)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	42,300,000	INR	85.50	1/25/29	$ 310,313
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	22,600,000	INR	85.50	1/25/29	165,793
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	21,770,000	INR	85.50	1/30/29	160,075
Total							$636,181
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	2,516,997	USD	517,597	3/4/24	$ (10,832)
EUR	40,774,762	USD	44,221,493	3/20/24	(68,655)
IDR	19,455,821,698	USD	1,244,217	3/20/24	(11,706)
IDR	30,981,000,000	USD	1,980,376	3/20/24	(17,754)
IDR	39,133,000,000	USD	2,499,639	3/20/24	(20,595)
IDR	113,691,500,000	USD	7,225,389	3/20/24	(23,123)
IDR	30,416,460,164	USD	1,959,206	3/20/24	(32,348)
IDR	195,138,000,000	USD	12,396,798	3/20/24	(34,961)
IDR	26,000,000,000	USD	1,687,946	3/20/24	(40,866)
IDR	190,260,000,000	USD	12,093,822	3/20/24	(41,001)
IDR	190,260,000,000	USD	12,096,897	3/20/24	(44,077)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	70,959,107,888	USD	4,573,117	3/20/24	$ (77,914)
INR	1,259,200,000	USD	15,052,658	3/20/24	74,779
INR	1,013,000,000	USD	12,156,195	3/20/24	13,511
INR	679,270,562	USD	8,154,509	3/20/24	5,929
INR	724,729,438	USD	8,701,173	3/20/24	5,385
KRW	4,500,000,000	USD	3,387,483	3/20/24	(6,709)
KRW	1,628,700,000	USD	1,252,355	3/20/24	(28,740)
KRW	5,347,000,000	USD	4,114,359	3/20/24	(97,248)
KRW	17,779,500,000	USD	13,671,175	3/20/24	(313,738)
KRW	58,355,000,000	USD	44,902,450	3/20/24	(1,061,327)
PEN	784,000	USD	208,256	3/20/24	(2,404)
PEN	19,231,300	USD	5,165,815	3/20/24	(116,319)
USD	76,698	COP	312,450,435	3/20/24	(2,859)
USD	2,924,072	COP	11,650,000,000	3/20/24	(42,261)
USD	45,176,087	EUR	40,929,299	3/20/24	855,909
USD	33,775,797	EUR	30,600,696	3/20/24	639,918
USD	33,151,040	EUR	30,034,669	3/20/24	628,082
USD	30,656,418	EUR	27,774,555	3/20/24	580,818
USD	29,065,211	EUR	26,332,929	3/20/24	550,671
USD	27,316,282	EUR	24,748,409	3/20/24	517,536
USD	18,191,021	EUR	16,480,970	3/20/24	344,648
USD	16,335,959	EUR	14,800,293	3/20/24	309,502
USD	11,011,562	EUR	9,976,417	3/20/24	208,626
USD	7,618,933	EUR	6,902,713	3/20/24	144,349
USD	7,217,513	EUR	6,539,029	3/20/24	136,743
USD	5,737,340	EUR	5,198,000	3/20/24	108,700
USD	4,214,276	EUR	3,818,112	3/20/24	79,844
USD	3,682,469	EUR	3,336,298	3/20/24	69,768
USD	4,373,539	EUR	3,988,272	3/20/24	54,850
USD	2,142,367	EUR	1,940,973	3/20/24	40,589
USD	2,844,419	EUR	2,593,852	3/20/24	35,673
USD	1,325,908	EUR	1,209,108	3/20/24	16,629
USD	6,730,519	EUR	6,205,926	3/20/24	10,449
USD	402,210	EUR	364,400	3/20/24	7,620
USD	4,120,607	EUR	3,799,437	3/20/24	6,397
USD	3,894,036	EUR	3,590,525	3/20/24	6,046
USD	3,149,151	EUR	2,903,699	3/20/24	4,889
USD	128,105	EUR	116,063	3/20/24	2,427
USD	739,763	EUR	682,104	3/20/24	1,149
USD	26,914,383	IDR	420,644,900,000	3/20/24	266,863
USD	20,944,094	IDR	327,293,351,879	3/20/24	210,319
USD	6,549,717	IDR	101,507,508,217	3/20/24	119,297
USD	7,314,985	IDR	114,325,900,000	3/20/24	72,530
USD	5,692,334	IDR	88,954,096,108	3/20/24	57,162

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	3,223,149	IDR	50,374,600,000	3/20/24	$ 31,958
USD	2,508,173	IDR	39,195,221,698	3/20/24	25,187
USD	50,235,384	PEN	190,156,000	3/20/24	306,784
USD	19,011,914	PEN	71,960,095	3/20/24	117,602
USD	11,492,984	PEN	43,516,000	3/20/24	67,139
USD	2,475,564	PEN	9,219,000	3/20/24	54,963
USD	9,921,601	PEN	37,586,000	3/20/24	52,775
USD	7,914,632	PEN	29,983,000	3/20/24	42,100
USD	16,224,901	PEN	61,683,831	3/20/24	28,793
USD	2,958,550	PEN	11,199,000	3/20/24	18,068
USD	2,064,037	PEN	7,813,000	3/20/24	12,605
USD	1,430,534	PEN	5,415,000	3/20/24	8,736
USD	1,119,626	PEN	4,237,784	3/20/24	6,926
USD	781,110	PEN	2,956,502	3/20/24	4,832
USD	779,505	PEN	2,953,000	3/20/24	4,146
USD	676,912	PEN	2,563,000	3/20/24	3,954
USD	541,454	PEN	2,049,404	3/20/24	3,349
USD	543,780	PEN	2,060,000	3/20/24	2,893
USD	472,228	PEN	1,788,000	3/20/24	2,759
USD	466,172	PEN	1,766,000	3/20/24	2,480
USD	1,274,909	PEN	4,846,951	3/20/24	2,262
USD	376,950	PEN	1,428,000	3/20/24	2,005
USD	327,232	PEN	1,239,000	3/20/24	1,912
USD	78,142	PEN	291,000	3/20/24	1,735
USD	325,212	PEN	1,232,000	3/20/24	1,730
USD	889,525	PEN	3,381,798	3/20/24	1,579
USD	225,431	PEN	854,000	3/20/24	1,199
USD	616,707	PEN	2,344,596	3/20/24	1,094
BRL	2,373,000	USD	486,530	4/2/24	(10,373)
					$ 4,893,362
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,029,883	UZS	25,292,348,000	ICBC Standard Bank plc	2/1/24	$ —	$ (6,498)
UZS	25,292,348,000	USD	2,000,186	ICBC Standard Bank plc	2/1/24	36,196	—
EUR	2,486,000	USD	2,733,990	Citibank, N.A.	2/9/24	—	(46,591)
USD	23,186,766	EUR	21,273,555	Citibank, N.A.	2/9/24	189,773	—
USD	11,227,672	EUR	10,324,493	Citibank, N.A.	2/9/24	66,758	—
USD	2,729,425	EUR	2,486,000	Citibank, N.A.	2/9/24	42,026	—
USD	866,576	EUR	791,860	Citibank, N.A.	2/9/24	10,565	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,002,395	EUR	4,600,903	HSBC Bank USA, N.A.	2/9/24	$ 28,758	$ —
USD	150,865	EUR	138,014	State Street Bank and Trust Company	2/9/24	1,670	—
USD	6,753,540	EUR	6,168,479	UBS AG	2/9/24	85,333	—
USD	662,664	EUR	609,000	UBS AG	2/9/24	4,327	—
USD	206,097	EUR	188,125	UBS AG	2/9/24	2,732	—
UZS	25,452,363,078	USD	2,000,186	ICBC Standard Bank plc	2/12/24	41,042	—
UYU	222,213,000	USD	5,609,315	Citibank, N.A.	2/14/24	71,047	—
UYU	309,787,000	USD	7,854,839	Citibank, N.A.	2/14/24	64,149	—
UZS	32,291,146,922	USD	2,542,009	ICBC Standard Bank plc	2/15/24	44,907	—
HUF	1,523,629,525	EUR	3,979,142	UBS AG	2/20/24	—	(21,291)
HUF	4,632,606,449	EUR	12,156,200	UBS AG	2/20/24	—	(127,019)
SGD	6,000,000	USD	4,530,093	Citibank, N.A.	2/26/24	—	(52,635)
SGD	18,000,000	USD	13,489,310	Citibank, N.A.	2/26/24	—	(56,934)
SGD	8,600,000	USD	6,488,632	Goldman Sachs International	2/26/24	—	(70,941)
SGD	22,564,700	USD	17,013,642	Goldman Sachs International	2/26/24	—	(174,891)
SGD	6,850,000	USD	5,128,581	Standard Chartered Bank	2/26/24	—	(16,816)
SGD	18,000,000	USD	13,495,570	Standard Chartered Bank	2/26/24	—	(63,195)
SGD	21,230,000	USD	15,905,982	Standard Chartered Bank	2/26/24	—	(63,241)
UZS	14,567,379,000	USD	1,147,038	Goldman Sachs International	2/26/24	15,433	—
HUF	1,360,383,503	EUR	3,471,384	Goldman Sachs International	2/29/24	63,813	—
HUF	2,568,036,076	EUR	6,614,217	UBS AG	2/29/24	54,268	—
HUF	1,494,163,840	EUR	3,845,882	Goldman Sachs International	3/1/24	33,615	—
CNH	100,000	USD	14,083	Goldman Sachs International	3/20/24	—	(132)
CNH	96,185	USD	13,552	Standard Chartered Bank	3/20/24	—	(134)
CZK	187,600,000	USD	8,270,453	Goldman Sachs International	3/20/24	—	(114,370)
EUR	7,675,272	CZK	188,190,000	UBS AG	3/20/24	129,414	—
EUR	13,766,313	HUF	5,322,875,661	UBS AG	3/20/24	—	(11,409)
HUF	2,543,000,000	EUR	6,668,602	BNP Paribas	3/20/24	—	(93,907)
HUF	5,154,493,094	EUR	13,461,124	HSBC Bank USA, N.A.	3/20/24	—	(130,037)
HUF	5,623,649,887	EUR	14,544,192	UBS AG	3/20/24	12,053	—
KRW	3,910,000,000	USD	2,935,195	Societe Generale	3/20/24	2,322	—
MXN	23,140,000	USD	1,338,826	Barclays Bank PLC	3/20/24	—	(4,842)
MXN	51,937,000	USD	3,047,947	Goldman Sachs International	3/20/24	—	(53,860)
MXN	51,938,000	USD	3,050,630	Goldman Sachs International	3/20/24	—	(56,486)
MXN	51,937,000	USD	3,051,476	Goldman Sachs International	3/20/24	—	(57,389)
MXN	59,358,000	USD	3,488,540	Goldman Sachs International	3/20/24	—	(66,644)
MXN	1,110,793,143	USD	62,840,609	Standard Chartered Bank	3/20/24	1,194,879	—
MXN	352,635,000	USD	20,024,862	Standard Chartered Bank	3/20/24	303,994	—
MXN	202,286,000	USD	11,582,855	Standard Chartered Bank	3/20/24	78,616	—
MXN	100,000,000	USD	5,801,573	Standard Chartered Bank	3/20/24	—	(36,729)
MXN	61,830,000	USD	3,633,259	State Street Bank and Trust Company	3/20/24	—	(68,856)
TRY	81,991,641	USD	2,625,854	Standard Chartered Bank	3/20/24	—	(44,699)
USD	9,189,433	CNH	65,633,396	Citibank, N.A.	3/20/24	32,918	—
USD	21,429,959	CNH	152,591,400	Goldman Sachs International	3/20/24	141,932	—

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,836,899	EUR	2,589,038	Societe Generale	3/20/24	$ 33,367	$ —
USD	6,575,049	IDR	104,003,900,000	Societe Generale	3/20/24	—	(13,515)
USD	30,766,593	MXN	536,138,656	Citibank, N.A.	3/20/24	—	(140,962)
USD	1,137,391	MXN	19,570,664	State Street Bank and Trust Company	3/20/24	9,173	—
USD	7,599,163	PEN	28,947,490	Citibank, N.A.	3/20/24	—	(1,479)
USD	8,759,200	PEN	33,188,000	Standard Chartered Bank	3/20/24	45,143	—
USD	2,543,934	TRY	81,991,641	Standard Chartered Bank	3/20/24	—	(37,221)
USD	3,787,447	UYU	153,990,000	Bank of America, N.A.	3/20/24	—	(135,521)
USD	3,723,548	ZAR	69,160,000	Citibank, N.A.	3/20/24	44,106	—
UYU	46,130,000	USD	1,164,899	Citibank, N.A.	3/20/24	10,284	—
UYU	53,930,000	USD	1,367,567	Citibank, N.A.	3/20/24	6,325	—
UYU	53,930,000	USD	1,367,567	Citibank, N.A.	3/20/24	6,325	—
ZAR	13,389,627	USD	707,548	BNP Paribas	3/20/24	4,805	—
ZAR	9,306,559	USD	484,717	Citibank, N.A.	3/20/24	10,410	—
ZAR	30,289,816	USD	1,586,581	Credit Agricole Corporate and Investment Bank	3/20/24	24,894	—
ZAR	9,066,169	USD	471,732	HSBC Bank USA, N.A.	3/20/24	10,605	—
ZAR	27,286,721	USD	1,426,250	UBS AG	3/20/24	25,455	—
HUF	5,773,376,920	EUR	15,030,530	Bank of America, N.A.	4/11/24	—	(137,350)
HUF	1,238,657,018	EUR	3,240,318	BNP Paribas	4/11/24	—	(46,346)
HUF	1,238,657,019	EUR	3,238,150	HSBC Bank USA, N.A.	4/11/24	—	(43,996)
UZS	20,939,712,575	USD	1,626,385	JPMorgan Chase Bank, N.A.	4/19/24	13,417	—
UZS	34,275,193,000	USD	2,621,430	ICBC Standard Bank plc	5/14/24	38,440	—
UZS	13,364,750,000	USD	1,024,747	ICBC Standard Bank plc	5/14/24	12,403	—
UZS	23,423,428,000	USD	1,806,527	ICBC Standard Bank plc	5/14/24	11,210	—
NGN	294,275,683	USD	346,207	JPMorgan Chase Bank, N.A.	6/20/24	—	(161,355)
TRY	296,883,000	USD	8,726,276	Standard Chartered Bank	6/20/24	—	(234,838)
NGN	1,545,597,225	USD	1,873,466	Standard Chartered Bank	6/21/24	—	(902,985)
TRY	40,123,317	USD	1,187,090	Standard Chartered Bank	6/21/24	—	(40,637)
USD	1,142,780	TRY	40,123,317	Standard Chartered Bank	6/21/24	—	(3,673)
NGN	803,383,897	USD	945,165	Standard Chartered Bank	6/24/24	—	(441,339)
NGN	827,485,414	USD	945,165	Standard Chartered Bank	6/26/24	—	(426,648)
NGN	779,972,912	USD	876,381	Standard Chartered Bank	7/3/24	—	(389,030)
NGN	840,181,573	USD	933,543	Standard Chartered Bank	7/8/24	—	(409,639)
UZS	60,843,719,885	USD	4,588,516	ICBC Standard Bank plc	7/22/24	16,447	—
UZS	17,271,507,000	USD	1,297,634	ICBC Standard Bank plc	7/22/24	9,562	—
ZMW	19,693,000	USD	775,321	Standard Chartered Bank	8/26/24	—	(64,714)
UZS	40,756,227,000	USD	3,015,629	ICBC Standard Bank plc	8/30/24	29,436	—
UZS	27,709,158,000	USD	2,049,494	JPMorgan Chase Bank, N.A.	8/30/24	20,771	—
USD	529,809	AMD	211,287,739	Citibank, N.A.	9/6/24	20,139	—
USD	1,575,257	AMD	639,948,000	Citibank, N.A.	9/16/24	33,628	—
TRY	27,110,000	USD	707,038	Standard Chartered Bank	9/20/24	1,444	—
TRY	468,370,185	USD	12,258,530	Standard Chartered Bank	9/20/24	—	(18,334)
TRY	47,504,355	USD	1,305,828	Standard Chartered Bank	9/20/24	—	(64,369)

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	47,504,357	USD	1,306,274	Standard Chartered Bank	9/20/24	$ —	$ (64,814)
TRY	118,552,522	USD	3,232,983	Standard Chartered Bank	9/20/24	—	(134,779)
TRY	198,904,000	USD	5,430,706	Standard Chartered Bank	9/20/24	—	(232,630)
USD	5,193,101	TRY	198,904,000	Standard Chartered Bank	9/20/24	—	(4,975)
TRY	54,070,000	USD	1,456,050	Standard Chartered Bank	9/23/24	—	(47,042)
USD	1,410,155	TRY	54,070,000	Standard Chartered Bank	9/23/24	1,146	—
UZS	14,747,260,998	USD	1,084,357	JPMorgan Chase Bank, N.A.	10/22/24	—	(2,287)
UZS	14,801,478,870	USD	1,084,357	JPMorgan Chase Bank, N.A.	10/24/24	957	—
UZS	6,924,287,425	USD	507,274	JPMorgan Chase Bank, N.A.	11/1/24	—	(934)
ZMW	24,784,000	USD	960,628	Standard Chartered Bank	11/29/24	—	(86,596)
TRY	510,813,390	USD	13,123,121	Standard Chartered Bank	12/16/24	—	(821,794)
UZS	25,907,790,000	USD	1,850,556	JPMorgan Chase Bank, N.A.	1/6/25	—	(201)
UZS	28,142,613,000	USD	2,000,186	ICBC Standard Bank plc	1/23/25	—	(2,211)
UZS	33,316,019,454	USD	2,383,973	ICBC Standard Bank plc	1/23/25	—	(18,714)
TRY	179,846,000	USD	4,140,992	Standard Chartered Bank	1/29/25	20,322	—
						$3,212,754	$(6,570,474)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/6/24	COP	17,059,400	Republic of Colombia, 7.00%, 6/30/32	Barclays Bank PLC	$ 4,380,973	$ 353,991
2/12/24	COP	17,059,400	Republic of Colombia, 7.25%, 10/18/34	Barclays Bank PLC	4,380,973	291,405
2/27/24	COP	61,798,700	Republic of Colombia, 7.25%, 10/18/34	JPMorgan Chase Bank, N.A.	15,870,338	145,483
3/7/24	COP	16,458,700	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,226,710	170,704
3/7/24	COP	24,415,500	Republic of Colombia, 13.25%, 2/9/33	Goldman Sachs International	6,270,071	198,968
3/8/24	COP	14,078,300	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	3,615,406	140,137
						$1,300,688
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(701)	Short	3/7/24	$ (89,794,872)	$ (911,073)
Euro-Bund	(233)	Short	3/7/24	(34,207,458)	(714,954)
Euro-Buxl	(157)	Short	3/7/24	(23,339,796)	(552,387)
U.S. 2-Year Treasury Note	(433)	Short	3/28/24	(89,049,156)	(699,906)
U.S. 5-Year Treasury Note	(2,558)	Short	3/28/24	(277,263,219)	(5,031,408)
U.S. 10-Year Treasury Note	(1,050)	Short	3/19/24	(117,944,531)	(2,250,855)
U.S. Long Treasury Bond	(177)	Short	3/19/24	(21,654,844)	(881,180)
U.S. Ultra 10-Year Treasury Note	(230)	Short	3/19/24	(26,881,250)	(363,620)
U.S. Ultra-Long Treasury Bond	(46)	Short	3/19/24	(5,944,062)	(142,132)
					$(11,547,515)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	31,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.39% (pays quarterly)	12/20/28	$ 53,649	$ —	$ 53,649
CNY	32,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.39% (pays quarterly)	12/20/28	55,963	—	55,963
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/20/28	81,334	—	81,334
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	76,670	—	76,670
COP	3,266,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	74,660	—	74,660
COP	2,616,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	58,259	—	58,259
COP	11,139,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(160,258)	—	(160,258)
CZK	142,000	Receives	6-month CZK PRIBOR (pays semi-annually)	4.56% (pays annually)	12/20/28	(254,236)	—	(254,236)
CZK	60,598	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	46,079	—	46,079
CZK	121,195	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	98,497	—	98,497
CZK	182,207	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	153,052	—	153,052
CZK	77,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	188,214	—	188,214

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	219,600	Pays	6-month CZK PRIBOR (pays semi-annually)	4.55% (pays annually)	12/20/33	$ 736,113	$ —	$ 736,113
HUF	5,098,000	Pays	6-month HUF BUBOR (pays semi-annually)	7.48% (pays annually)	12/20/28	936,468	—	936,468
INR	2,169,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	202,891	—	202,891
INR	1,341,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	126,189	—	126,189
INR	4,196,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	415,514	—	415,514
INR	5,970,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	593,192	—	593,192
KRW	12,007,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	94,476	—	94,476
KRW	12,005,200	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	100,681	—	100,681
KRW	1,387,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	17,245	—	17,245
KRW	1,417,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	28,170	—	28,170
KRW	1,318,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	29,488	—	29,488
KRW	1,336,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	32,832	—	32,832
KRW	16,221,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	862,190	—	862,190
KRW	32,088,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	1,730,846	—	1,730,846
MXN	1,940,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	22,521	—	22,521
MXN	5,328,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(101,598)	—	(101,598)
MXN	4,701,010	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(139,060)	—	(139,060)
MXN	113,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	8.67% (pays monthly)	1/11/29	15,628	—	15,628
MXN	280,930	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	60,685	—	60,685
MXN	270,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	121,963	—	121,963

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	167,290	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	$ (146,941)	$ —	$ (146,941)
MXN	172,880	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	(114,535)	—	(114,535)
ZAR	51,710	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(136,822)	84	(136,738)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.41% (pays quarterly)	2/24/26	(137,325)	84	(137,241)
ZAR	51,870	Pays	3-month ZAR JIBAR (pays quarterly)	5.45% (pays quarterly)	2/24/26	(134,943)	86	(134,857)
ZAR	36,590	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(94,379)	61	(94,318)
ZAR	51,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.51% (pays quarterly)	2/24/26	(131,564)	88	(131,476)
ZAR	68,900	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(173,894)	119	(173,775)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	(223,056)	200	(222,856)
ZAR	103,650	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	(216,203)	206	(215,997)
ZAR	41,843	Pays	3-month ZAR JIBAR (pays quarterly)	5.85% (pays quarterly)	5/28/26	(97,803)	101	(97,702)
ZAR	79,900	Pays	3-month ZAR JIBAR (pays quarterly)	6.02% (pays quarterly)	7/15/26	(164,118)	196	(163,922)
ZAR	223,320	Pays	3-month ZAR JIBAR (pays quarterly)	5.86% (pays quarterly)	9/15/26	(556,359)	555	(555,804)
ZAR	253,308	Pays	3-month ZAR JIBAR (pays quarterly)	5.87% (pays quarterly)	9/15/26	(627,036)	633	(626,403)
ZAR	93,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.53% (pays quarterly)	12/15/26	(160,617)	—	(160,617)
ZAR	560,034	Pays	3-month ZAR JIBAR (pays quarterly)	8.44% (pays quarterly)	12/20/26	566,731	—	566,731
ZAR	555,566	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	12/20/26	586,073	—	586,073
ZAR	16,160	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(30,461)	—	(30,461)
ZAR	85,200	Pays	3-month ZAR JIBAR (pays quarterly)	8.76% (pays quarterly)	12/21/27	146,280	—	146,280
Total						$4,511,345	$2,413	$4,513,758

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	$ 15,900	1.00% (pays quarterly)(1)	1.90%	12/20/28	$ (596,103)	$ 491,778	$ (104,325)
Total	$15,900				$(596,103)	$491,778	$(104,325)
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ivory Coast	Barclays Bank PLC	$ 4,389	1.00% (pays quarterly)(1)	2.32%	6/20/27	$ (172,730)	$ 385,190	$ 212,460
Ivory Coast	Deutsche Bank AG	11,383	1.00% (pays quarterly)(1)	2.28	6/20/27	(433,180)	999,429	566,249
Vietnam	Bank of America, N.A.	1,400	1.00% (pays quarterly)(1)	1.24	12/20/28	(12,920)	14,986	2,066
Total		$17,172				$(618,830)	$1,399,605	$780,775
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $33,072,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
LIBOR	– London Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
AMD	– Armenian Dram

BAM	– Bosnia-Herzegovina Convertible Mark

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Portfolio of Investments (Unaudited) — continued

BRL	– Brazilian Real
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
KRW	– South Korean Won
MXN	– Mexican Peso

NGN	– Nigerian Naira
PEN	– Peruvian Sol
PYG	– Paraguay Guarani
RSD	– Serbian Dinar
SGD	– Singapore Dollar
TRY	– Turkish Lira
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Statement of Assets and Liabilities (Unaudited)

January 31, 2024
Assets
Unaffiliated investments, at value (identified cost $1,686,000,811)	$ 1,667,060,003
Affiliated investments, at value (identified cost $44,668,583)	44,668,583
Cash	1,954,559
Deposits for derivatives collateral:
Futures contracts	11,207,485
Centrally cleared derivatives	51,998,712
OTC derivatives	10,212,000
Foreign currency, at value (identified cost $14,776,823)	14,596,018
Interest receivable	35,516,601
Dividends receivable from affiliated investments	377,507
Receivable for investments sold	10,990,960
Receivable for Fund shares sold	10,754,164
Receivable for variation margin on open centrally cleared derivatives	456,241
Receivable for open forward foreign currency exchange contracts	3,212,754
Receivable for open swap contracts	780,775
Receivable for closed swap contracts	13,516
Receivable for open non-deliverable bond forward contracts	1,300,688
Tax reclaims receivable	63,469
Directors' deferred compensation plan	25,588
Total assets	$1,865,189,623
Liabilities
Cash collateral due to brokers	$ 1,460,000
Payable for investments purchased	25,886,499
Payable for when-issued securities	6,444,728
Payable for securities sold short, at value (proceeds $31,424,529)	31,157,700
Payable for closed written options	185,045
Payable for Fund shares redeemed	2,718,647
Payable for variation margin on open futures contracts	4,118,427
Payable for open forward foreign currency exchange contracts	6,570,474
Upfront receipts on open non-centrally cleared swap contracts	1,399,605
Payable to affiliates:
Investment adviser and administration fee	890,057
Distribution and service fees	15,740
Directors' deferred compensation plan	25,588
Interest payable on securities sold short	919,243
Accrued foreign capital gains taxes	105,607
Accrued expenses	880,537
Total liabilities	$ 82,777,897
Net Assets	$1,782,411,726
Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized (see Note 7), 235,643,224 shares issued and outstanding	$ 235,643
Additional paid-in capital	1,929,742,239
Accumulated loss	(147,566,156)
Net Assets	$1,782,411,726
Class A Shares
Net Assets	$ 76,820,579
Shares Outstanding	10,179,678
Net Asset Value and Redemption Price Per Share (net assets ÷ shares outstanding)	$ 7.55
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 7.80

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Statement of Assets and Liabilities (Unaudited) — continued

January 31, 2024
Class I Shares
Net Assets	$1,468,667,088
Shares Outstanding	194,070,860
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$ 7.57
Class R6 Shares
Net Assets	$ 236,924,059
Shares Outstanding	31,392,686
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares outstanding)	$ 7.55
On sales of $100,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Statement of Operations (Unaudited)

Six Months Ended
January 31, 2024
Investment Income
Dividend income from affiliated investments	$ 3,652,352
Interest income (net of foreign taxes withheld of $906,991)	72,934,123
Total investment income	$ 76,586,475
Expenses
Investment adviser and administration fee	$ 4,920,167
Distribution and service fees:
Class A	87,786
Directors’ fees and expenses	53,653
Custodian fee	238,078
Transfer and dividend disbursing agent fees	652,944
Legal and accounting services	91,718
Printing and postage	162,882
Registration fees	156,196
Interest expense on securities sold short	136,522
Miscellaneous	66,554
Total expenses	$ 6,566,500
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 101,080
Total expense reductions	$ 101,080
Net expenses	$ 6,465,420
Net investment income	$ 70,121,055
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $114,954)	$ (37,511,521)
Written options	(381,121)
Futures contracts	11,296,882
Swap contracts	(2,745,167)
Foreign currency transactions	(1,673,023)
Forward foreign currency exchange contracts	(87,081)
Non-deliverable bond forward contracts	2,419,316
Net realized loss	$(28,681,715)
Change in unrealized appreciation (depreciation):
Investments (including net decrease in accrued foreign capital gains taxes of $167,424)	$ 30,002,657
Securities sold short	266,829
Futures contracts	(18,254,042)
Swap contracts	10,440,141
Foreign currency	38,402
Forward foreign currency exchange contracts	6,022,256
Non-deliverable bond forward contracts	1,174,018
Net change in unrealized appreciation (depreciation)	$ 29,690,261
Net realized and unrealized gain	$ 1,008,546
Net increase in net assets from operations	$ 71,129,601

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Statements of Changes in Net Assets

	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 70,121,055	$ 95,446,348
Net realized loss	(28,681,715)	(100,047,901)
Net change in unrealized appreciation (depreciation)	29,690,261	180,382,880
Net increase in net assets from operations	$ 71,129,601	$ 175,781,327
Distributions to shareholders:
Class A	$ (3,111,013)	$ (3,737,116)
Class I	(59,579,743)	(54,365,257)
Class R6	(9,593,645)	(12,162,608)
Total distributions to shareholders	$ (72,284,401)	$ (70,264,981)
Tax return of capital to shareholders:
Class A	$ —	$ (1,828,261)
Class I	—	(26,547,773)
Class R6	—	(5,154,993)
Total tax return of capital to shareholders	$ —	$ (33,531,027)
Transactions in common shares:
Class A	$ 9,284,476	$ 13,977,270
Class I	268,156,411	455,855,220
Class R6	35,902,171	(11,929,251)
Net increase in net assets from Fund share transactions	$ 313,343,058	$ 457,903,239
Net increase in net assets	$ 312,188,258	$ 529,888,558
Net Assets
At beginning of period	$ 1,470,223,468	$ 940,334,910
At end of period	$1,782,411,726	$1,470,223,468

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Financial Highlights

	Class A
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.570	$ 7.060	$ 8.850	$ 8.660	$ 9.030	$ 9.010
Income (Loss) From Operations
Net investment income(1)	$ 0.323	$ 0.609	$ 0.544	$ 0.542	$ 0.563	$ 0.611
Net realized and unrealized gain (loss)	(0.016)	0.556	(1.681)	0.299	(0.198)	0.053
Total income (loss) from operations	$ 0.307	$ 1.165	$ (1.137)	$ 0.841	$ 0.365	$ 0.664
Less Distributions
From net investment income	$ (0.327)	$ (0.464)	$ (0.480)	$ (0.545)	$ (0.635)	$ (0.356)
From net realized gain	—	—	(0.037)	(0.011)	—	—
Tax return of capital	—	(0.191)	(0.136)	(0.095)	(0.100)	(0.288)
Total distributions	$ (0.327)	$ (0.655)	$ (0.653)	$ (0.651)	$ (0.735)	$(0.644)
Net asset value — End of period	$ 7.550	$ 7.570	$ 7.060	$ 8.850	$ 8.660	$ 9.030
Total Return(2)	4.22% (3)	17.25%	(13.54)%	9.90%	4.19% (4)	8.03% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$76,821	$67,670	$49,974	$55,838	$18,761	$ 9,724
Ratios (as a percentage of average daily net assets):
Expenses	1.07% (5)(6)(7)	1.11% (6)	1.10% (6)	1.11%	1.15% (4)	1.15% (4)
Net investment income	8.63% (5)	8.29%	6.63%	6.03%	6.42%	7.01%
Portfolio Turnover	54% (3)	104%	84%	87%	110%	85%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13% and 0.18% of average daily net assets for the years ended July 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended January 31, 2024 and the years ended July 31, 2023 and 2022, respectively).
(7)	Includes interest expense, including on securities sold short if applicable, of 0.02% of average daily net assets for the six months ended January 31, 2024.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Financial Highlights — continued

	Class I
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.590	$ 7.080	$ 8.870	$ 8.690	$ 9.060	$ 9.030
Income (Loss) From Operations
Net investment income(1)	$ 0.333	$ 0.630	$ 0.564	$ 0.565	$ 0.578	$ 0.648
Net realized and unrealized gain (loss)	(0.015)	0.556	(1.678)	0.291	(0.188)	0.051
Total income (loss) from operations	$ 0.318	$ 1.186	$ (1.114)	$ 0.856	$ 0.390	$ 0.699
Less Distributions
From net investment income	$ (0.338)	$ (0.479)	$ (0.499)	$ (0.567)	$ (0.656)	$ (0.370)
From net realized gain	—	—	(0.037)	(0.011)	—	—
Tax return of capital	—	(0.197)	(0.140)	(0.098)	(0.104)	(0.299)
Total distributions	$ (0.338)	$ (0.676)	$ (0.676)	$ (0.676)	$ (0.760)	$ (0.669)
Net asset value — End of period	$ 7.570	$ 7.590	$ 7.080	$ 8.870	$ 8.690	$ 9.060
Total Return(2)	4.35% (3)	17.52%	(13.27)%	10.05%	4.47% (4)	8.42% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,468,667	$1,201,270	$690,681	$828,507	$217,227	$96,765
Ratios (as a percentage of average daily net assets):
Expenses	0.82% (5)(6)(7)	0.86% (6)	0.85% (6)	0.86%	0.90% (4)	0.90% (4)
Net investment income	8.87% (5)	8.54%	6.84%	6.27%	6.60%	7.38%
Portfolio Turnover	54% (3)	104%	84%	87%	110%	85%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13% and 0.18% of average daily net assets for the years ended July 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended January 31, 2024 and the years ended July 31, 2023 and 2022, respectively).
(7)	Includes interest expense, including on securities sold short if applicable, of 0.02% of average daily net assets for the six months ended January 31, 2024.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Financial Highlights — continued

	Class R6
	Six Months Ended January 31, 2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.570	$ 7.060	$ 8.840	$ 8.660	$ 9.030	$ 9.000
Income (Loss) From Operations
Net investment income(1)	$ 0.336	$ 0.637	$ 0.568	$ 0.569	$ 0.593	$ 0.634
Net realized and unrealized gain (loss)	(0.017)	0.550	(1.671)	0.289	(0.201)	0.067
Total income (loss) from operations	$ 0.319	$ 1.187	$ (1.103)	$ 0.858	$ 0.392	$ 0.701
Less Distributions
From net investment income	$ (0.339)	$ (0.480)	$ (0.499)	$ (0.568)	$ (0.658)	$ (0.371)
From net realized gain	—	—	(0.037)	(0.011)	—	—
Tax return of capital	—	(0.197)	(0.141)	(0.099)	(0.104)	(0.300)
Total distributions	$ (0.339)	$ (0.677)	$ (0.677)	$ (0.678)	$ (0.762)	$ (0.671)
Net asset value — End of period	$ 7.550	$ 7.570	$ 7.060	$ 8.840	$ 8.660	$ 9.030
Total Return(2)	4.38% (3)	17.60%	(13.28)%	10.23%	4.63% (4)	8.36% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$236,924	$201,284	$199,679	$281,359	$119,237	$80,225
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (5)(6)(7)	0.78% (6)	0.78% (6)	0.81%	0.85% (4)	0.85% (4)
Net investment income	8.96% (5)	8.69%	6.91%	6.34%	6.76%	7.27%
Portfolio Turnover	54% (3)	104%	84%	87%	110%	85%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.13% and 0.18% of average daily net assets for the years ended July 31, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser and administrator of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01%, 0.01% and less than 0.005% of average daily net assets for the six months ended January 31, 2024 and the years ended July 31, 2023 and 2022, respectively).
(7)	Includes interest expense, including on securities sold short if applicable, of 0.02% of average daily net assets for the six months ended January 31, 2024.

See Notes to Financial Statements.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Emerging Markets Debt Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Directors have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of January 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Fund may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
K  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter risk that the issuer or counterparty will fail to perform its contractual obligations.
L  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
M  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
N  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 8 and 11. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
O  Swaptions—A purchased swaption contract grants the Fund, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Fund purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Fund the obligation, if exercised by the purchaser, to enter into a swap contract according to the

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

terms of the underlying agreement. When the Fund writes a swaption, the premium received by the Fund is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Fund’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
P  Repurchase Agreements—A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Fund will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
Q  Securities Sold Short—A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Fund is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
R  Interim Financial Statements—The interim financial statements relating to January 31, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended January 31, 2024, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.
At July 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $35,678,190 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2023, $35,678,190 are long-term.
Additionally, at July 31, 2023, the Fund had a late year ordinary loss of $51,362,465 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,737,937,493
Gross unrealized appreciation	$ 63,693,701
Gross unrealized depreciation	(93,423,585)
Net unrealized depreciation	$ (29,729,884)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1.0 billion	0.625%
$1.0 billion but less than $2.5 billion	0.600%
$2.5 billion but less than $5.0 billion	0.580%
$5.0 billion and over	0.565%
For the six months ended January 31, 2024, the investment adviser and administration fee amounted to $4,920,167 or 0.62% (annualized) of the Fund’s average daily net assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended January 31, 2024, the investment adviser and administration fee paid was reduced by $101,080 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2024, EVM earned $4,656 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,008 as its portion of the sales charge on sales of Class A shares for the six months ended January 31, 2024. EVD also received distribution and service fees from Class A shares (see Note 4).
Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. Certain officers and Directors of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended January 31, 2024 amounted to $87,786 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended January 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including principal repayments on loans and securities sold short, aggregated $1,005,609,168 and $702,480,151, respectively, for the six months ended January 31, 2024.
7  Common Shares
The Corporation's Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). The Corporation’s authorized shares are subdivided into 300 million shares for each of Class A, Class I and Class R6 and 100 million shares for Class C, which has not commenced operations. Transactions in Fund shares were as follows:
	Six Months Ended January 31, 2024 (Unaudited)		Year Ended July 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	2,852,861	$ 21,209,393	7,421,857	$ 54,993,452
Issued to shareholders electing to receive payments of distributions in Fund shares	418,641	3,107,677	759,023	5,560,062
Redemptions	(2,033,321)	(15,032,594)	(6,320,615)	(46,576,244)
Net increase	1,238,181	$ 9,284,476	1,860,265	$ 13,977,270
Class I
Sales	65,649,858	$ 490,063,228	107,290,653	$ 795,996,772
Issued to shareholders electing to receive payments of distributions in Fund shares	7,807,098	58,113,577	10,656,169	78,309,231
Redemptions	(37,660,421)	(280,020,394)	(57,245,336)	(418,450,783)
Net increase	35,796,535	$ 268,156,411	60,701,486	$ 455,855,220
Class R6
Sales	3,876,204	$ 29,074,172	2,360,584	$ 17,593,032
Issued to shareholders electing to receive payments of distributions in Fund shares	1,287,220	9,555,128	2,361,674	17,255,710
Redemptions	(368,117)	(2,727,129)	(6,421,704)	(46,777,993)
Net increase (decrease)	4,795,307	$ 35,902,171	(1,699,446)	$ (11,929,251)
At January 31, 2024, Eaton Vance Strategic Income Fund (formerly, Eaton Vance Short Duration Strategic Income Fund) and donor advised funds (established and maintained by a public charity) managed by EVM owned in the aggregate 10.9% of the value of the outstanding shares of the Fund.
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2024 is included in the Portfolio of Investments. At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Fund utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $7,189,304. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $26,681,740 at January 31, 2024.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at January 31, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at January 31, 2024.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 636,181	$ —	$ 636,181
Accumulated loss*	—	6,999,172	8,312,553	15,311,725
Receivable for open forward foreign currency exchange contracts	—	3,212,754	—	3,212,754
Receivable for open non-deliverable bond forward contracts	—	—	1,300,688	1,300,688
Total Asset Derivatives	$ —	$10,848,107	$ 9,613,241	$ 20,461,348
Derivatives not subject to master netting or similar agreements	$ —	$ 6,999,172	$ 8,312,553	$ 15,311,725
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 3,848,935	$ 1,300,688	$ 5,149,623
Accumulated loss*	$ (596,103)	$ (2,105,810)	$ (15,348,723)	$ (18,050,636)
Payable for open forward foreign currency exchange contracts	—	(6,570,474)	—	(6,570,474)
Payable for open swap contracts	(618,830)	—	—	(618,830)
Total Liability Derivatives	$(1,214,933)	$ (8,676,284)	$(15,348,723)	$(25,239,940)
Derivatives not subject to master netting or similar agreements	$ (596,103)	$ (2,105,810)	$(15,348,723)	$(18,050,636)
Total Liability Derivatives subject to master netting or similar agreements	$ (618,830)	$ (6,570,474)	$ —	$ (7,189,304)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of January 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Barclays Bank PLC	$ 645,396	$ (177,572)	$ —	$ (420,000)	$ 47,824	$ 420,000
BNP Paribas	4,805	(4,805)	—	—	—	—
Citibank, N.A.	608,453	(298,601)	—	—	309,852	—
Credit Agricole Corporate and Investment Bank	24,894	—	—	—	24,894	—
Goldman Sachs International	764,602	(594,713)	—	(50,000)	119,889	50,000
HSBC Bank USA, N.A.	39,363	(39,363)	—	—	—	—
ICBC Standard Bank plc	239,643	(27,423)	—	—	212,220	—
JPMorgan Chase Bank, N.A.	816,809	(164,777)	—	(652,032)	—	990,000
Societe Generale	35,689	(13,515)	—	—	22,174	—
Standard Chartered Bank	1,645,544	(1,645,544)	—	—	—	—
State Street Bank and Trust Company	10,843	(10,843)	—	—	—	—

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
UBS AG	$ 313,582	$ (159,719)	$ —	$ —	$ 153,863	$ —
	$5,149,623	$(3,136,875)	$ —	$(1,122,032)	$890,716	$1,460,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (285,791)	$ —	$ —	$ 285,791	$ —	$ 310,000
Barclays Bank PLC	(177,572)	177,572	—	—	—	—
BNP Paribas	(140,253)	4,805	—	135,448	—	230,000
Citibank, N.A.	(298,601)	298,601	—	—	—	935,000
Deutsche Bank AG	(433,180)	—	—	380,000	(53,180)	380,000
Goldman Sachs International	(594,713)	594,713	—	—	—	—
HSBC Bank USA, N.A.	(174,033)	39,363	—	134,670	—	280,000
ICBC Standard Bank plc	(27,423)	27,423	—	—	—	—
JPMorgan Chase Bank, N.A.	(164,777)	164,777	—	—	—	—
Societe Generale	(13,515)	13,515	—	—	—	—
Standard Chartered Bank	(4,650,871)	1,645,544	3,005,327	—	—	6,617,000
State Street Bank and Trust Company	(68,856)	10,843	—	—	(58,013)	—
UBS AG	(159,719)	159,719	—	—	—	—
	$(7,189,304)	$3,136,875	$3,005,327	$935,909	$(111,193)	$ 8,752,000
Total — Deposits for derivatives collateral — OTC derivatives						$10,212,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ (5,906,590)	$ (3,201,830)	$ —	$ (9,108,420)
Written options	—	(381,121)	—	(381,121)
Futures contracts	—	—	11,296,882	11,296,882
Swap contracts	(1,262,164)	—	(1,483,003)	(2,745,167)
Forward foreign currency exchange contracts	—	(87,081)	—	(87,081)
Non-deliverable bond forward contracts	—	—	2,419,316	2,419,316
Total	$(7,168,754)	$(3,670,032)	$ 12,233,195	$ 1,394,409
Change in unrealized appreciation (depreciation):
Investments	$ 5,521,910	$ (586,678)	$ —	$ 4,935,232
Futures contracts	—	—	(18,254,042)	(18,254,042)
Swap contracts	1,464,904	—	8,975,237	10,440,141
Forward foreign currency exchange contracts	—	6,022,256	—	6,022,256
Non-deliverable bond forward contracts	—	—	1,174,018	1,174,018
Total	$ 6,986,814	$ 5,435,578	$ (8,104,787)	$ 4,317,605
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended January 31, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Purchased Swaptions	Swap Contracts
$545,267,000	$1,096,314,000	$20,161,000	$115,500,000	$1,072,584,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the six months ended January 31, 2024, which are indicative of the volume of these derivative types, were approximately $51,581,000 and $3,155,000, respectively.
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2024.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

10  Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $44,668,583, which represents 2.5% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$109,338,638	$520,554,122	$(585,224,177)	$ —	$ —	$44,668,583	$3,652,352	44,668,583
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$ 17,383,223	$ —	$ 17,383,223
Foreign Corporate Bonds	—	558,894,694	0	558,894,694
Loan Participation Notes	—	—	31,365,916	31,365,916
Senior Floating-Rate Loans	—	2,351,122	—	2,351,122
Sovereign Government Bonds	—	974,008,452	—	974,008,452
Sovereign Loans	—	29,301,552	—	29,301,552
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	44,668,583	—	—	44,668,583
Repurchase Agreements	—	32,528,319	—	32,528,319
U.S. Treasury Obligations	—	20,590,544	—	20,590,544
Purchased Currency Options	—	636,181	—	636,181
Total Investments	$ 44,668,583	$ 1,635,694,087	$ 31,365,916	$ 1,711,728,586
Forward Foreign Currency Exchange Contracts	$ —	$ 10,211,926	$ —	$ 10,211,926
Non-Deliverable Bond Forward Contracts	—	1,300,688	—	1,300,688
Swap Contracts	—	8,312,553	—	8,312,553
Total	$ 44,668,583	$ 1,655,519,254	$ 31,365,916	$ 1,731,553,753
Liability Description
Securities Sold Short	$ —	$ (31,157,700)	$ —	$ (31,157,700)

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$ (8,676,284)	$ —	$ (8,676,284)
Futures Contracts	(11,547,515)	—	—	(11,547,515)
Swap Contracts	—	(5,016,141)	—	(5,016,141)
Total	$ (11,547,515)	$ (44,850,125)	$ —	$ (56,397,640)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Miscellaneous	Total
Balance as of July 31, 2023	$ —	$31,121,371	$ 0	$31,121,371
Realized gains (losses)	—	—	201,503	201,503
Change in net unrealized appreciation (depreciation)	(2,412,547)	(21,859)	—	(2,434,406)
Cost of purchases	—	—	—	—
Proceeds from sales, including return of capital	—	—	(201,503)	(201,503)
Accrued discount (premium)	232	266,404	—	266,636
Transfers to Level 3(1)	2,412,315	—	—	2,412,315
Transfers from Level 3	—	—	—	—
Balance as of January 31, 2024	$ 0	$31,365,916	$ 0	$31,365,916
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2024	$(2,412,547)	$ (21,859)	$ —	$ (2,434,406)
(1)	Transferred from Level 2 to Level 3 due to restrictions imposed on the sale of the investment.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2024:
Type of Investment	Fair Value as of January 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$ 0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	31,365,916	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	1.14% - 1.66%**	Decrease
Miscellaneous	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 1.42% based on relative principal amounts.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Emerging Markets Debt Opportunities Fund
January 31, 2024
Officers and Directors

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Directors
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Director

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	March 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date:	March 25, 2024